Commitments And Contingencies - Additional Information (Detail)	12 Months Ended														12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Online game licensing fee commitments USD ($)	Dec. 31, 2013 Online game licensing fee commitments CNY	Dec. 31, 2013 Innovation Works USD ($)	Dec. 31, 2013 Innovation Works CNY	Dec. 31, 2013 Dijiang Network USD ($)	Dec. 31, 2013 Dijiang Network CNY	Dec. 31, 2013 Yunfeng Fund II USD ($)	Dec. 31, 2013 Yunfeng Fund II CNY	Dec. 31, 2013 Beijing Wula Century Technology Co Ltd USD ($)	Dec. 31, 2013 Beijing Wula Century Technology Co Ltd CNY	Dec. 31, 2013 Property, Plant and Equipment, Other Types USD ($)	Dec. 31, 2013 Property, Plant and Equipment, Other Types CNY
Commitments and Contingencies [Line Items]
Total rental expenses	$ 12,503,892	75,694,814	75,283,297	77,345,611
Capital commitments							1,238,912	7,500,000	660,753	4,000,000	18,459,849	111,750,390	214,745	1,300,000
Capital commitments for purchases of property, equipment and software															16,403,217	99,300,155
Commitments to pay licensing fees					3,500,000	21,187,950
Unrecognized tax benefits	$ 7,859,651	47,579,967	47,579,967	44,451,522